BASIC AND DILUTED NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share
	Year ended December 31,
	2016	2017	2018

Net loss available to shareholders of ordinary shares	$(46,896)	$(56,273)	$(37,120)

Denominator:
Shares used in computing net loss per ordinary shares, basic and diluted	42,032,818	45,552,199	48,017,188

Summary of Reconciliation of Basic Weighted Average Number of Shares
The following table summarizes the reconciliation of the basic weighted average number of shares outstanding and the diluted weighted average number of shares outstanding.

	Year ended December 31,
	2016	2017	2018

Shares used in computing net loss per ordinary shares, basic and diluted	42,032,818	45,552,199	48,017,188
The following items have been excluded from the diluted weighted average number of shares outstanding because they are anti-dilutive:
Stock options	8,405,787	8,212,554	7,676,713
Restricted share units	1,368,050	2,081,646	2,090,512

	9,773,837	10,294,200	9,767,225